Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	31	87	78
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 2,219	$ 1,883	$ 1,930
Income (loss) from discontinued operations, net of tax	(6)	16	3
Net income attributable to ABB	$ 2,213	$ 1,899	$ 1,933
Weighted-average number of shares outstanding (in shares)	2,138	2,151	2,226
Income from continuing operations, net of tax (in dollars per share)	$ 1.04	$ 0.88	$ 0.87
Net income (in dollars per share)	$ 1.04	$ 0.88	$ 0.87
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 2,219	$ 1,883	$ 1,930
Income (loss) from discontinued operations, net of tax	(6)	16	3
Net income attributable to ABB	$ 2,213	$ 1,899	$ 1,933
Weighted-average number of shares outstanding (in shares)	2,138	2,151	2,226
Effect of dilutive securities:
Call options and shares	10	3	4
Adjusted weighted-average number of shares outstanding (in shares)	2,148	2,154	2,230
Income from continuing operations (in dollars per share)	$ 1.03	$ 0.87	$ 0.87
Income (loss) from discontinued operations, net of tax (in dollars per share)		0.01
Net income (in dollars per share)	$ 1.03	$ 0.88	$ 0.87